MORGAN STANLEY FOCUS GROWTH FUND

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

September 23, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Focus Growth Fund

File Nos. 2-66269; 811-02978

Ladies and Gentlemen:

On behalf of Morgan Stanley Focus Growth Fund (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated April 30, 2013. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated August 30, 2013 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6983 (tel.) or 646.452.4799 (fax).

Very truly yours,

/s/ Tara A. Farrelly
Tara A. Farrelly
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu, Esq.